Long-Term Debt and Line of Credit	12 Months Ended
Dec. 31, 2011
Long-Term Debt and Line of Credit

(4) Long-Term Debt and Line of Credit

On June 15, 2009, the Company entered into a new credit facility agreement for a $5,000,000 working capital line of credit and drew down $2,000,000 on this line of credit. The line of credit bore interest at prime plus 1.0%, subject to a minimum rate of 6.0%, and was collateralized by all assets of the Company.

On December 28, 2010, the Company entered into a loan modification agreement with the lender to increase the working capital line of credit to $10,000,000 and add a $2,500,000 term loan. The company used the proceeds from the term loan to repay the $2,000,000 balance under the line of credit. The modified line of credit facility bears interest at prime plus 1.5%, subject to a minimum rate of 5.5%. The term loan bears interest at prime plus 2.0%, subject to a minimum rate of 6.0%. The line of credit and term loan are collateralized by all assets of the Company. Net of certain letters of credit outstanding, the Company has $9.5 million of available funding under the line of credit at December 31, 2011. The line of credit facility matures in December 2012. The term loan calls for monthly payments over 36 months beginning in October 2011.

In connection with the loan modification, the Company issued warrants to purchase 93,750 shares of Series C convertible preferred stock (which shares are convertible into 37,500 shares of common stock) to the lender on December 31, 2010 (note 8(c)(ii)). The fair value of the warrants on the date of issuance of approximately $76,000 results in a discount on the related debt that will be amortized over the term of the debt as additional interest expense. Subsequent changes in the fair value of the warrants will be recognized in the statement of operations each reporting period.

The long-term debt outstanding was as follows:

	As of December 31,
	2010	2011
	(in thousands)
Total debt	$2,500	$2,292
Less current portion	(208)	(834)

Long term debt	$2,292	$1,458

At December 31, 2011 future minimum payments under the term loan facility are as follows:

(in thousands)
2012	$834
2013	833
2014	625

Total	$2,292